Label	Element	Value
PACE Alternative Strategies Investments
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

February 24, 2023

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2022.

Includes:

•  PACE® Large Co Growth Equity Investments

•  PACE® Small/Medium Co Growth Equity Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE® Alternative Strategies Investments, a series of the Trust. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated Sirios Capital Management L.P. ("Sirios") as subadvisor to the fund, effective as of the close of business on February 24, 2023. In addition, at the recommendation of UBS AM, the Board has appointed Electron Capital Partners, LLC ("Electron") to serve as a new subadvisor to the fund. Electron assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on February 21, 2023.

Second, this supplement updates certain information regarding the portfolio management team of GQG Partners LLC, a subadvisor to PACE® Large Co Growth Equity Investments, a series of the Trust.

Finally, this supplement updates certain information regarding the portfolio management team of Riverbridge Partners, LLC, a subadvisor to PACE® Small/Medium Co Growth Equity Investments, a series of the Trust.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I. PACE Alternative Strategies Investments

All references to "Sirios Capital Management L.P." or "Sirios" as a subadvisor to PACE Alternative Strategies Investments in the Prospectuses and SAI are hereby deleted.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Alternative Strategies Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 72 of the Multi-Class Prospectus, beginning on page 75 of the Class P Prospectus and beginning on page 71 of the Class P2 Prospectus is revised by adding the following as the last bullet point under the fourth paragraph of that section:

•  A "long/short global equity" strategy focused on renewable energy and the associated supply chain in which the subadvisor seeks to achieve absolute returns by buying primarily publicly traded equity securities "long" that the subadvisor believes will out-perform the market and selling primarily publicly traded equity securities "short" that the subadvisor believes will underperform the market.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub- captioned "Risk/return bar chart and table" beginning on page 76 of the Multi-Class Prospectus, beginning on page 79 of the Class P Prospectus and beginning on page 75 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Electron Capital Partners, LLC ("Electron"), assumed day-to-day management of the fund's assets on February 21, 2023.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.